COMMITMENTS AND CONTINGENCIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
COMMITMENTS AND CONTINGENCIES
Rental expenses under operating leases	$ 12,009,087	$ 6,913,422	$ 3,433,603
Future minimum lease payments
2013	14,614,384
2014	16,512,082
2015	16,442,854
2016	15,811,512
2017 and thereafter	171,851,814
Total	$ 235,232,646